TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
TAXES PAYABLE
Income tax payable	$ 12,558,211	$ 2,210,235
Value added tax payable	6,725,654	1,759,015
Other taxes payable	775,963	119,396
Total taxes payable	$ 20,059,828	$ 4,088,646